12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)
	2018	2017
Insurance Commissions	$ (3,769,816)	$ (3,101,272)
Unearned Premium Reserves	1,617,672	1,273,650
Deferred Acquisition Cost Amortization	(981,719)	(816,718)
SPAE Capitalization	30,227	174,761
STAT & Tax Reserve	410,714	225,941
GAAP/STAT Premium Tax	(180,914)	(144,605)
Unrealized Loss (Gain) on
Marketable Debt Securities	152,345	(1,279,422)
Other	(64,881)	(27,701)
	$ (2,786,372)	$ (3,695,366)